Equity (Details) - Schedule of changes in share capital - shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Schedule of changes in share capital [Abstract]
Balance	[1]	130,414,799	120,185,659
Issuance of shares and warrants		93,673,000	9,696,960
Exercise of share options			310,180
ADS granted			222,000
Balance	[1]	224,087,799	130,414,799

[1]	Net of 2,641,693 treasury shares of the Company, held by the Company.